Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 521,784	$ 450,328
Cash in consolidated joint ventures	52,404	150,349
Total cash and cash equivalents	574,188	600,677
Accounts receivable-net	2,654,976	2,342,262
Prepaid expenses and other current assets	177,536	168,714
Income taxes receivable	1,541
Deferred tax assets-net	25,872	19,949
TOTAL CURRENT ASSETS	3,434,113	3,131,602
PROPERTY AND EQUIPMENT-NET	281,979	270,672
DEFERRED TAX ASSETS-NET	118,038	143,478
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES	142,901	106,422
GOODWILL	1,937,338	1,811,754
INTANGIBLE ASSETS-NET	90,238	83,149
OTHER NON-CURRENT ASSETS	118,770	118,546
TOTAL ASSETS	6,123,377	5,665,623
CURRENT LIABILITIES:
Short-term debt	23,915	29,578
Accounts payable	1,047,155	725,389
Accrued expenses and other current liabilities	964,627	915,282
Billings in excess of costs on uncompleted contracts	379,574	322,486
Income taxes payable		6,127
Current portion of long-term debt	40,498	54,687
TOTAL CURRENT LIABILITIES	2,455,769	2,053,549
OTHER LONG-TERM LIABILITIES	455,563	448,920
LONG-TERM DEBT	939,565	1,089,060
TOTAL LIABILITIES	$ 3,850,897	$ 3,591,529
COMMITMENTS AND CONTINGENCIES (Note 20)
AECOM STOCKHOLDERS' EQUITY:
Common stock-authorized, 300,000,000 shares of $0.01 par value as of September 30, 2014 and 2013; issued and outstanding 96,715,797 and 96,016,358 shares as of September 30, 2014 and 2013, respectively	$ 967	$ 960
Additional paid-in capital	1,864,971	1,809,627
Accumulated other comprehensive loss	(356,602)	(261,299)
Retained earnings	677,181	472,155
TOTAL AECOM STOCKHOLDERS' EQUITY	2,186,517	2,021,443
Noncontrolling interests	85,963	52,651
TOTAL STOCKHOLDERS' EQUITY	2,272,480	2,074,094
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,123,377	$ 5,665,623